Inventories, Net - Schedule of Movement in Write-Down of Obsolete Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Movement in Write-Down of Obsolete Inventories [Abstract]
Balance at beginning of the year	$ 1,486	$ 1,381
Additions	605	502
Written off	(708)	(396)
Exchange difference	23	(1)
Balance at end of the year	$ 1,406	$ 1,486